Equity	12 Months Ended
Dec. 31, 2020
Equity.
Equity

19    Equity

a.     Share capital

As of December 31, 2020, Arco’s share capital is represented by 57,587,563 (December 31, 2019: 54,939,088) common shares of par value of US$ 0.00005 each, comprised by 27,400,848 (December 31, 2019: 27,400,848) Class B common shares and 30,186,715 (December 31, 2019: 27,538,240) Class A common shares.

December 31, 2019 shares outstanding	54,939,088
Restricted Stock Units Transferred (Note 18.b)	203,622
Restricted Stock Unit withheld (a)	(55,147)
Underwritten public offering of Class A common shares (Note 1.2)	2,500,000
December 31, 2020 shares outstanding	57,587,563
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

The Class B common shares are entitled to 10 votes per share and the Class A common shares, which are publicly traded, are entitled to one vote per share. The Class B common shares are convertible into an equivalent number of Class A common shares and generally convert into Class A common shares upon transfer subject to limited exceptions.

The dual class structure will exist as long as the total number of issued and outstanding Class B common shares is at least 10% of the total number of shares outstanding.

b.    Capital reserve

Capital reserve includes additional paid in capital amounts related to the difference between the subscription price that shareholders paid for the common shares and their nominal value.

c.    Dividends

There was no distribution of dividends for the years ended December 31, 2020 and 2019, due to accumulated losses of the years.